Share based compensation (Tables)	6 Months Ended
Jun. 30, 2026
Share based compensation [Abstract]
Share-based Compensation Plans Outstanding
The following table summarizes the share option awards outstanding as of June 30, 2026:

	Average exercise price per share in USD	Number of awards	Weighted average remaining life in years
At December 31, 2025	3.87	2,594,914	5.91
Granted	5.23	219,050	6.93
Forfeited/Expired	7.11	(27,112)	5.11
Exercised[1]	6.33	(85,113)	5.03
At June 30, 2026[2]	3.87	2,701,739	5.56

[1] The weighted average share price of share options exercised was $19.36.
[2] 998,920 of the awards outstanding as of June 30, 2026, were exercisable.

Weighted-average Assumptions	The fair values of the options granted during the three and six months ended June 30, 2026, were determined on the date of the grant using the following assumptions:

	Three months ended June 30, 2026	Six months ended June 30, 2026
Share price, in USD	14.72 - 24.87	13.03 - 24.87
Strike price, in USD (weighted average)	21.11	5.23
Expected volatility	82% - 83%	82% - 88%
Award life (weighted average)	6.0	5.7
Expected dividends	-	-
Risk-free interest rate	4.06% - 4.24%	3.79% - 4.24%